Lease Exit Costs and Properties Held for Sale	12 Months Ended
Feb. 24, 2018
Discontinued Operations and Disposal Groups [Abstract]
Lease Exit Costs and Properties Held for Sale
LEASE EXIT COSTS AND PROPERTIES HELD FOR SALE
Lease Exit Costs

Changes to the Company's lease exit cost reserves for closed properties consisted of the following (in millions):

	February 24, 2018	February 25, 2017
Beginning balance	$44.4	$49.7
Additions	32.7	14.7
Payments	(17.9)	(15.8)
Disposals	(1.0)	(4.2)
Ending balance	$58.2	$44.4

The Company closed 26 non-strategic stores in fiscal 2017 and 40 in fiscal 2016. Lease exit costs related to closed properties were recorded at the time of closing as a component of Selling and administrative expenses.
Properties Held for Sale
Assets held for sale and liabilities held for sale are recorded in Other current assets and Other current liabilities, respectively, and consisted of the following (in millions):

	February 24, 2018	February 25, 2017
Assets held for sale:
Beginning balance	$3.1	$4.6
Transfers in	295.5	7.9
Disposals	(268.7)	(9.4)
Ending balance	$29.9	$3.1

Liabilities held for sale:
Beginning balance	$15.4	$27.1
Transfers in	—	1.9
Disposals	(4.9)	(13.6)
Ending balance	$10.5	$15.4

Sale-Leaseback Transactions

During fiscal 2017, certain subsidiaries of the Company sold 94 of the Company's store properties for an aggregate purchase price, net of closing costs, of approximately $962 million. In connection with the sale and subsequent leaseback, the Company entered into lease agreements for each of the properties for initial terms of 20 years with varying multiple five-year renewal options. The aggregate initial annual rent payments for the 94 properties will be approximately $65 million, with scheduled rent increases occurring generally every one or five years over the initial 20-year term. The Company qualified for sale-leaseback and operating lease accounting on 80 of the store properties and recorded a deferred gain of $360.1 million, which is being amortized over the respective lease periods. The remaining 14 stores did not qualify for sale-leaseback accounting primarily due to continuing involvement with adjacent properties that have not been legally subdivided from the store properties. The Company expects these store properties to qualify for sale-leaseback accounting once the adjacent properties have been legally subdivided. The financing lease liability recorded for the 14 store properties was $133.4 million.

During the first quarter of fiscal 2016, the Company sold two distributions centers in Southern California for $237.3 million, net of selling expenses, and leased them back for up to a 36-month period in a transaction that qualified for sale-leaseback accounting. The deferred gain on the sale of these distribution centers was $97.4 million, which is being amortized over the estimated 36-month lease period.